Reserves for Losses and Adjustment Expenses (Tables)	6 Months Ended
Jun. 30, 2023
Insurance [Abstract]
Schedule of Liability for Unpaid Claims and Claims Adjustment Expense
The following table represents a reconciliation of beginning and ending consolidated loss and LAE reserves for the six months at June 30, 2023 and June 30, 2022:

	As at June 30,	As at June 30,
	2023	2022
	($ in millions)
Provision for losses and LAE at the start of the period	$7,710.9	$7,611.8
Less reinsurance recoverable	(4,897.7)	(3,298.1)
Net loss and LAE at the start of the period	2,813.2	4,313.7

Net loss and LAE expenses transferred (1)	—	(1,840.1)
Movement in net provision for losses and LAE for claims incurred:
Current year	723.5	775.0
Prior years	(6.4)	(7.3)
Total incurred	717.1	767.7
Net Losses and LAE payments for claims incurred:
Current year	(30.8)	(35.5)
Prior years	(438.6)	(616.9)
Total paid	(469.4)	(652.4)

Foreign exchange losses/(gains)	22.0	(83.6)

Net losses and LAE reserves at the end of the period	3,082.9	2,505.3
Plus reinsurance recoverable on unpaid losses at the end of the period	4,658.0	5,006.5
Provision for losses and LAE at the end of the period	$7,740.9	$7,511.8
 ______________
(1) Net loss and LAE expenses transferred of $1,840.1 million relates to the LPT with Enstar and represents the net loss reserves as at May 20, 2022 (“Closing Date”) for losses in relation to 2019 and prior accident years, in addition to the $770.0 million of ceded reserves under the previous ADC agreement, recognizing a total recoverable of $2,610.1 million. These reserves were rolled forward from the initial effective date of September 30, 2021, at which time the net losses reserves were $3,120.0 million.
As at June 30, 2023 the total amount recoverable from Enstar under the LPT was $1,877.3 million (As at December 31, 2022 — $2,132.0 million) which includes claims paid and reserve development since the Closing Date.